Parametric

Tax-Managed Emerging Markets Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Argentina — 0.7%
Banco BBVA Argentina S.A.(1)	76,594	$68,974
Banco Macro S.A., Class B(1)	130,676	178,085
IRSA Inversiones y Representaciones S.A.(1)	119,544	45,854
IRSA Propiedades Comerciales S.A.	2,120	5,334
Ledesma SAAI(1)	259,501	68,500
MercadoLibre, Inc.(1)	3,131	4,609,270
Molinos Agro S.A.	18,283	86,342
Molinos Rio de la Plata S.A., Class B(1)	75,026	38,938
Pampa Energia S.A. ADR(1)(2)	10,175	150,997
Ternium Argentina S.A.(1)	2,005,200	690,578
Transportadora de Gas del Sur S.A.(1)	262,657	250,970

		$6,193,842

Bahrain — 0.8%
Ahli United Bank BSC	5,360,000	$3,779,017
Al Salam Bank-Bahrain BSC(1)	5,250,000	928,169
GFH Financial Group BSC	1,581,727	272,144
Ithmaar Holding BSC(1)	21,954,746	1,456,563

		$6,435,893

Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$85,162
Bangladesh Export Import Co., Ltd.	456,669	399,131
Beximco Pharmaceuticals, Ltd.	79,073	172,939
British American Tobacco Bangladesh Co., Ltd.	68,139	423,935
Grameenphone, Ltd.	129,381	501,815
Islami Bank Bangladesh, Ltd.	194,041	64,277
Jamuna Oil Co., Ltd.	73,522	132,190
Khulna Power Co., Ltd.	231,595	123,675
LafargeHolcim Bangladesh, Ltd.	194,809	113,063
LankaBangla Finance, Ltd.	859,779	280,020
Meghna Petroleum, Ltd.	59,059	116,178
Olympic Industries, Ltd.	99,202	195,085
Padma Oil Co., Ltd.	75,914	171,597
Pubali Bank, Ltd.	1,500,803	418,064
Social Islami Bank, Ltd.	1,264,818	189,221
Southeast Bank, Ltd.	60,387	8,826
Square Pharmaceuticals, Ltd.	292,370	678,342
Summit Power, Ltd.	597,049	301,794
Titas Gas Transmission & Distribution Co., Ltd.	302,869	112,897
UCB Stock Brokerage, Ltd.	1,026,313	171,642
Unique Hotel & Resorts, Ltd.	394,668	183,782

		$4,843,635

Botswana — 0.5%
Absa Bank Botswana, Ltd.	773,249	$308,057
Botswana Insurance Holdings, Ltd.	560,747	890,536

Security	Shares	Value
First National Bank of Botswana, Ltd.	5,711,600	$1,104,222
Letshego Holdings, Ltd.	4,193,706	273,221
Sechaba Breweries Holdings, Ltd.	1,086,400	1,715,480

		$4,291,516

Brazil — 4.3%
Aliansce Sonae Shopping Centers S.A.(1)	29,996	$146,659
AMBEV S.A.	307,425	835,108
Atacadao S.A.	41,200	169,963
B2W Cia Digital(1)	32,528	351,075
B3 S.A. - Brasil Bolsa Balcao	56,285	546,185
Banco Bradesco S.A., PFC Shares	162,083	770,871
Banco do Brasil S.A.	32,900	177,983
BR Malls Participacoes S.A.(1)	79,954	143,753
Braskem S.A., PFC Shares	39,300	277,121
BRF S.A.(1)	48,966	219,399
CCR S.A.	160,000	367,264
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	406,725
Cia Brasileira de Distribuicao	17,556	103,490
Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	358,422
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	246,844
Cosan S.A.	18,884	306,712
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	283,013
EDP-Energias do Brasil S.A.	91,800	322,763
Embraer S.A. ADR(1)(2)	3,652	36,557
Engie Brasil Energia S.A.	30,425	226,107
Equatorial Energia S.A.	54,600	240,569
Ez Tec Empreendimentos e Participacoes S.A.	37,357	212,714
Fleury S.A.	35,300	160,550
Gol Linhas Aereas Inteligentes S.A., PFC Shares	103,400	395,145
Hapvida Participacoes e Investimentos S.A.(3)	290,500	767,971
Hypera S.A.	130,600	743,183
Iguatemi Empresa de Shopping Centers S.A.	12,000	79,735
Instituto Hermes Pardini S.A.	34,500	126,694
Itau Unibanco Holding S.A., PFC Shares	100,193	497,881
Itausa S.A., PFC Shares	110,154	201,965
JBS S.A.	96,402	518,606
Klabin S.A., PFC Shares	498,200	485,043
Linx S.A.	60,800	408,311
Localiza Rent a Car S.A.	65,232	692,228
Locaweb Servicos de Internet S.A.(3)	53,800	218,406
Lojas Americanas S.A., PFC Shares	142,784	567,214
Lojas Renner S.A.	82,050	620,843
Magazine Luiza S.A.	225,872	812,211
MRV Engenharia e Participacoes S.A.	75,500	244,126
Multiplan Empreendimentos Imobiliarios S.A.	44,500	193,617
Natura & Co. Holding S.A.(1)	58,700	502,042
Notre Dame Intermedica Participacoes S.A.	183,700	2,702,310
Odontoprev S.A.	54,500	127,326
Pagseguro Digital, Ltd., Class A(1)(2)	72,200	3,342,860
Petroleo Brasileiro S.A., PFC Shares	764,791	3,274,580
Qualicorp Consultoria e Corretora de Seguros S.A.	32,900	177,399
Raia Drogasil S.A.	89,500	398,474
Rede D’Or Sao Luiz S.A.(3)	52,800	608,893

Security	Shares	Value
Rumo S.A.(1)	174,299	$627,070
Sendas Distribuidora S.A.(1)	17,556	230,310
Smiles Fidelidade S.A.	39,600	149,855
StoneCo, Ltd., Class A(1)	51,200	3,134,464
Suzano S.A.(1)	31,841	387,784
Telefonica Brasil S.A.	90,505	711,189
TIM S.A.	133,675	300,900
TOTVS S.A.	206,500	1,061,364
Transmissora Alianca de Energia Electrica S.A.	73,176	505,985
Ultrapar Participacoes S.A.	73,348	276,392
Vale S.A.	127,518	2,219,527
Weg S.A.	96,014	1,271,851
XP, Inc., Class A(1)	3,300	124,311

		$36,617,912

Bulgaria — 0.2%
Bulgartabak Holding(1)	3,450	$11,636
CB First Investment Bank AD(1)	54,000	53,462
Chimimport AD(1)	697,285	376,138
Industrial Holding Bulgaria PLC(1)	576,865	310,009
Sopharma AD	303,500	618,150

		$1,369,395

Chile — 2.5%
AES Gener S.A.	1,079,559	$182,858
Aguas Andinas S.A., Series A	771,911	238,729
Banco de Chile	9,839,682	1,159,853
Banco de Credito e Inversiones S.A.	12,617	666,959
Banco Santander Chile ADR	28,749	713,838
Besalco S.A.	94,243	65,379
CAP S.A.	17,941	290,480
Cencosud S.A.	381,660	815,805
Cencosud Shopping S.A.	328,092	682,882
Cia Cervecerias Unidas S.A. ADR	59,200	1,046,064
Cia Sud Americana de Vapores S.A.(1)	22,967,994	1,236,567
Colbun S.A.	1,905,553	370,598
Embotelladora Andina S.A., Series B ADR	23,172	363,803
Empresa Nacional de Telecomunicaciones S.A.	61,526	386,262
Empresas CMPC S.A.	228,924	734,774
Empresas COPEC S.A.	249,107	3,077,039
Enel Americas S.A.	4,048,040	675,555
Enel Americas S.A. ADR(2)	37,771	320,298
Enel Chile S.A.(1)	2,225,685	173,110
Enel Chile S.A. ADR(2)	39,306	154,080
Falabella S.A.	574,044	2,607,191
Parque Arauco S.A.	498,951	971,778
Plaza S.A.	195,358	404,965
Quinenco S.A.	108,178	229,736
Ripley Corp. S.A.	401,761	145,123
Salfacorp S.A.	165,380	143,352
Sociedad Matriz SAAM S.A.	2,516,270	213,032
Sociedad Quimica y Minera de Chile S.A. ADR	37,400	1,984,818
Sonda S.A.	347,357	222,624
Vina Concha y Toro S.A.	226,199	388,342

		$20,665,894

Security	Shares	Value
China — 19.3%
21Vianet Group, Inc. ADR(1)	16,600	$536,180
3SBio, Inc.(1)(3)	527,000	466,608
AAC Technologies Holdings, Inc.(2)	86,000	437,801
AECC Aviation Power Co., Ltd.	66,500	463,933
Agile Group Holdings, Ltd.	178,000	292,107
Air China, Ltd., Class H	466,000	404,755
Alibaba Group Holding, Ltd. ADR(1)	24,100	5,464,193
Aluminum Corp. of China, Ltd., Class H(1)	1,578,000	655,878
Angang Steel Co., Ltd., Class H	348,000	174,084
Anhui Conch Cement Co., Ltd., Class H	298,500	1,949,270
ANTA Sports Products, Ltd.	69,143	1,134,075
AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A	162,200	600,874
Baidu, Inc. ADR(1)	7,900	1,718,645
Bank of Beijing Co., Ltd.	395,520	289,892
Bank of China, Ltd., Class H	2,011,275	767,167
Bank of Ningbo Co., Ltd., Class A	42,571	253,150
BBMG Corp., Class H(2)	1,283,000	267,859
BeiGene, Ltd. ADR(1)	4,425	1,540,254
Beijing Capital International Airport Co., Ltd., Class H	596,000	464,392
Beijing Enterprises Holdings, Ltd.	95,500	338,012
Beijing Enterprises Water Group, Ltd.	752,000	286,326
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	123,928	968,578
Beijing Originwater Technology Co., Ltd., Class A	171,376	210,255
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	459,880	409,072
Bilibili, Inc. ADR(1)(2)	4,700	503,182
BOE Technology Group Co., Ltd., Class A	249,300	239,394
BYD Co., Ltd., Class H	13,672	295,818
BYD Electronic (International) Co., Ltd.(2)	92,500	545,264
Changchun High & New Technology Industry Group, Inc., Class A	11,600	804,425
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	320,042
China Aoyuan Group, Ltd.	422,000	454,284
China Conch Venture Holdings, Ltd.	173,000	815,078
China Construction Bank Corp., Class H	2,509,745	2,115,505
China Dongxiang Group Co., Ltd.	878,000	102,171
China Eastern Airlines Corp., Ltd., Class H(2)	1,436,000	677,654
China Everbright Environment Group, Ltd.	875,148	594,070
China Evergrande Group(2)	378,000	721,614
China Fortune Land Development Co., Ltd.	68,120	65,433
China Gas Holdings, Ltd.	517,200	2,123,458
China Hongqiao Group, Ltd.	300,000	401,238
China International Marine Containers Co., Ltd.	496,574	876,809
China Life Insurance Co., Ltd., Class H	218,000	453,045
China Longyuan Power Group Corp., Ltd., Class H	678,000	925,985
China Mengniu Dairy Co., Ltd.	294,000	1,693,661
China Merchants Bank Co., Ltd., Class H	115,000	881,037
China Merchants Port Holdings Co., Ltd.	424,000	651,944
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	359,420	208,690
China Modern Dairy Holdings, Ltd.(1)	2,287,000	549,608
China Molybdenum Co., Ltd., Class H	1,020,000	622,746

Security	Shares	Value
China National Building Material Co., Ltd., Class H	872,000	$1,263,274
China Northern Rare Earth Group High-Tech Co., Ltd.(1)	124,900	366,651
China Oilfield Services, Ltd., Class H	266,000	275,039
China Overseas Land & Investment, Ltd.	478,360	1,250,420
China Pacific Insurance (Group) Co., Ltd., Class H	74,600	295,272
China Petroleum & Chemical Corp., Class H	6,062,200	3,211,678
China Railway Group, Ltd., Class H	1,372,000	727,456
China Resources Beer Holdings Co., Ltd.	214,000	1,686,700
China Resources Cement Holdings, Ltd.	354,000	399,317
China Resources Gas Group, Ltd.	198,000	1,098,980
China Resources Land, Ltd.	307,111	1,496,804
China Shenhua Energy Co., Ltd., Class H	953,574	1,971,472
China Shipbuilding Industry Co., Ltd.(1)	183,500	114,765
China Southern Airlines Co., Ltd., Class H(1)	846,500	628,398
China State Construction Engineering Corp., Ltd.	168,320	133,435
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	519,663
China Vanke Co., Ltd., Class H	293,517	1,153,398
China Yangtze Power Co., Ltd.	236,900	775,460
Chinasoft International, Ltd.	294,000	318,784
CIFI Holdings Group Co., Ltd.	514,000	500,151
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	468,227
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	597,150	772,884
Country Garden Holdings Co., Ltd.	859,000	1,105,759
Country Garden Services Holdings Co., Ltd.	153,425	1,563,779
CSPC Pharmaceutical Group, Ltd.	1,538,560	1,870,586
Daqin Railway Co., Ltd.	370,862	396,985
Daqo New Energy Corp. ADR(1)	5,500	415,250
Digital China Holdings, Ltd.(2)	225,000	157,937
Dongfeng Motor Group Co., Ltd., Class H	586,000	546,661
East Money Information Co., Ltd., Class A	55,145	230,788
Financial Street Holdings Co., Ltd., Class A	173,966	181,525
Ganfeng Lithium Co., Ltd., Class A	31,100	452,180
GCL-Poly Energy Holdings, Ltd.(1)	2,168,000	556,490
GDS Holdings, Ltd. ADR(1)	14,000	1,135,260
GEM Co., Ltd., Class A	124,200	163,506
Gemdale Corp.	128,201	235,329
GoerTek, Inc., Class A	251,200	1,047,368
Gotion High-tech Co., Ltd., Class A(1)	63,830	353,045
Great Wall Motor Co., Ltd., Class H	561,759	1,570,727
Gree Electric Appliances, Inc. of Zhuhai, Class A	30,700	294,562
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	272,967
Guangdong Investment, Ltd.	646,829	1,056,838
Guanghui Energy Co., Ltd.(1)	306,545	145,352
Guangzhou Automobile Group Co., Ltd., Class H	709,199	598,441
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	510,237
Guosen Securities Co., Ltd., Class A	94,600	173,086
Haier Smart Home Co., Ltd.	135,829	647,505
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	303,750
Hansoh Pharmaceutical Group Co., Ltd.(1)(3)	114,000	546,858
Hengan International Group Co., Ltd.	99,000	650,959
Hengtong Optic-electric Co., Ltd.	98,560	184,790
Hesteel Co., Ltd., Class A(1)	861,400	310,242
Hua Hong Semiconductor, Ltd.(1)(3)	58,000	319,026

Security	Shares	Value
Huadong Medicine Co., Ltd., Class A	53,160	$300,594
Hualan Biological Engineering, Inc., Class A	59,670	363,155
Huayu Automotive Systems Co., Ltd.	82,100	346,408
Hundsun Technologies, Inc.	12,733	164,170
Iflytek Co., Ltd., Class A	37,950	281,618
Industrial & Commercial Bank of China, Ltd., Class H	2,308,000	1,660,145
Industrial Bank Co., Ltd.	93,482	344,469
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	175,882
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	210,537
Innovent Biologics, Inc.(1)(3)	122,000	1,247,720
JD.com, Inc. ADR(1)	16,000	1,349,280
Jiangsu Expressway Co., Ltd., Class H	480,000	597,756
Jiangsu Hengrui Medicine Co., Ltd., Class A	72,310	1,020,959
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	388,864
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	327,607
Jiangxi Copper Co., Ltd., Class H	255,000	489,704
Jinke Properties Group Co., Ltd., Class A	244,151	246,004
Jinyu Bio-Technology Co., Ltd.	73,710	215,709
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	305,918
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(4)	56,492	0
KE Holdings, Inc. ADR(1)	17,800	1,014,244
Kingboard Holdings., Ltd.	71,200	385,362
Kingboard Laminates Holdings, Ltd.	180,500	392,917
Kingdee International Software Group Co., Ltd.	319,000	1,000,380
Kingsoft Corp, Ltd.	119,000	795,821
Kunlun Energy Co., Ltd.	504,000	531,728
Kweichow Moutai Co., Ltd., Class A	9,410	2,894,047
KWG Group Holdings, Ltd.	165,500	284,540
KWG Living Group Holdings, Ltd.(1)	82,750	84,992
Lee & Man Paper Manufacturing, Ltd.	876,000	807,562
Lenovo Group, Ltd.	816,000	1,164,592
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	310,365
Li Ning Co., Ltd.	70,312	459,980
Logan Group Co., Ltd.	232,000	391,836
Longfor Group Holdings, Ltd.(3)	161,000	1,067,849
LONGi Green Energy Technology Co., Ltd.	123,033	1,665,792
Lonking Holdings, Ltd.	1,300,000	553,555
Luxshare Precision Industry Co., Ltd., Class A	205,651	1,068,553
Luye Pharma Group, Ltd.(3)	1,117,000	715,446
Luzhou Laojiao Co., Ltd., Class A	31,300	1,081,450
Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	718,429
MMG, Ltd.(1)	1,232,000	692,513
NARI Technology Co., Ltd.	85,600	408,456
NetEase, Inc. ADR	11,000	1,135,860
New Oriental Education & Technology Group, Inc. ADR(1)	61,050	854,700
Nine Dragons Paper Holdings, Ltd.	473,000	695,389
Oceanwide Holdings Co., Ltd., Class A	270,200	113,652
OneConnect Financial Technology Co., Ltd. ADR(1)	7,900	116,762
Oriental Pearl Group Co., Ltd., Class A	78,795	115,626
Perfect World Co., Ltd., Class A	54,600	165,492
PetroChina Co., Ltd., Class H	5,480,300	1,986,938
Ping An Bank Co., Ltd., Class A	161,100	542,335
Ping An Healthcare and Technology Co., Ltd.(1)(3)	30,700	387,485

Security	Shares	Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	158,046	$1,890,444
Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	216,043
Poly Developments and Holdings Group Co., Ltd., Class A	132,100	287,632
Poly Property Group Co., Ltd.	482,000	142,304
Qingling Motors Co., Ltd., Class H	1,448,966	281,341
SAIC Motor Corp., Ltd.	135,500	408,141
Sanan Optoelectronics Co., Ltd.	53,900	192,509
SDIC Power Holdings Co., Ltd.	112,800	171,115
Seazen Group, Ltd.	316,000	388,358
Shandong Gold Mining Co., Ltd.	86,844	283,747
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	592,868
Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	995,279
Shanghai Industrial Holdings, Ltd.	138,000	206,271
Shanghai Industrial Urban Development Group, Ltd.	58,200	5,694
Shanghai Pudong Development Bank Co., Ltd., Class A	153,926	258,564
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	231,227
Shenergy Co., Ltd.	227,799	215,821
Shengyi Technology Co., Ltd., Class A	46,800	162,917
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	253,321
Shenzhen Energy Group Co., Ltd., Class A	290,352	496,970
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	794,570
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	325,974
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	228,444
Shimao Group Holdings, Ltd.	137,000	432,592
Sichuan Chuantou Energy Co., Ltd.	152,000	291,067
Sino Biopharmaceutical, Ltd.	1,654,750	1,661,115
Sino-Ocean Group Holding, Ltd.	739,000	164,732
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	239,466
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	301,078
Sinopharm Group Co., Ltd., Class H	316,000	765,573
SITC International Holdings Co., Ltd.	110,000	374,364
Sunac China Holdings, Ltd.	267,000	1,148,238
Sunac Services Holdings, Ltd.(1)(3)	158,590	506,250
Sunny Optical Technology Group Co., Ltd.	87,300	2,005,642
TBEA Co., Ltd.	168,219	289,122
TCL Technology Group Corp., Class A	372,800	534,506
Tencent Holdings, Ltd.	141,211	11,269,699
Tencent Music Entertainment Group ADR(1)	14,800	303,252
Tingyi (Cayman Islands) Holding Corp.	366,000	672,974
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	202,538
Tongling Nonferrous Metals Group Co., Ltd., Class A	241,300	98,725
TravelSky Technology, Ltd., Class H	93,000	218,177
Trip.com Group, Ltd. ADR(1)	12,900	511,227
Tsingtao Brewery Co., Ltd., Class H	98,000	872,218
Uni-President China Holdings, Ltd.	290,000	352,851
United Laboratories International Holdings, Ltd. (The)	362,000	268,124
Wanhua Chemical Group Co., Ltd.	52,720	854,515
Want Want China Holdings, Ltd.	1,092,000	820,451
Weichai Power Co., Ltd., Class H	222,200	557,806
Weimob, Inc.(1)(3)	164,000	370,715
WH Group, Ltd.(3)	1,370,000	1,113,029
Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	256,488
Wuliangye Yibin Co., Ltd., Class A	31,400	1,291,720
WuXi AppTec Co., Ltd., Class H(3)	16,500	325,830

Security	Shares	Value
Wuxi Biologics Cayman, Inc.(1)(3)	309,000	$3,896,720
Xinjiang Zhongtai Chemical Co., Ltd., Class A	283,800	402,797
Xinyi Solar Holdings, Ltd.	552,000	914,967
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	301,499
Yanzhou Coal Mining Co., Ltd., Class H	1,388,000	1,646,022
Yihai International Holding, Ltd.	81,000	845,099
Yonyou Network Technology Co., Ltd., Class A	37,300	204,258
Yuexiu Property Co., Ltd.	1,520,000	344,951
Yunnan Baiyao Group Co., Ltd., Class A	19,521	360,108
Zhaojin Mining Industry Co., Ltd., Class H	409,500	374,302
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	357,481
Zhejiang Expressway Co., Ltd., Class H	274,000	243,203
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	303,861
Zhejiang Longsheng Group Co., Ltd.	220,600	489,165
Zhongjin Gold Corp., Ltd.	120,570	154,394
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	228,090
Zijin Mining Group Co., Ltd., Class H	1,382,000	1,709,132
ZTE Corp., Class H(2)	172,939	442,030
ZTO Express Cayman, Inc. ADR	45,300	1,320,495

		$162,444,890

Colombia — 1.1%
Banco Davivienda S.A., PFC Shares	28,259	$230,366
Bancolombia S.A.	54,507	427,964
Bancolombia S.A. ADR, PFC Shares	23,100	738,969
Celsia S.A. ESP	192,204	244,133
Cementos Argos S.A.	481,880	677,740
Corp. Financiera Colombiana S.A.(1)	20,792	185,849
Ecopetrol S.A.	1,958,138	1,265,247
Ecopetrol S.A. ADR(2)	104,000	1,333,280
Grupo Argos S.A.	279,781	900,079
Grupo Aval Acciones y Valores S.A., PFC Shares	1,048,448	327,559
Grupo de Inversiones Suramericana S.A.	48,478	287,291
Grupo Energia Bogota S.A. ESP	707,211	519,539
Grupo Nutresa S.A.	205,474	1,300,170
Interconexion Electrica S.A.	125,281	769,813

		$9,207,999

Croatia — 0.6%
AD Plastik DD	37,084	$1,037,766
Adris Grupa DD, PFC Shares	18,326	1,161,223
Atlantic Grupa DD	2,233	528,798
Ericsson Nikola Tesla DD	1,943	478,717
Hrvatski Telekom DD	25,633	762,530
Koncar-Elektroindustrija DD(1)	1,777	189,227
Podravka Prehrambena Ind DD	1,386	118,013
Valamar Riviera DD(1)	132,515	591,140
Zagrebacka Banka DD(1)	24,944	210,926

		$5,078,340

Security	Shares	Value
Czech Republic — 0.6%
CEZ AS	113,910	$2,815,158
Komercni Banka AS(1)	43,654	1,347,210
O2 Czech Republic AS	29,400	342,206
Philip Morris CR AS	807	569,098

		$5,073,672

Egypt — 0.5%
Commercial International Bank Egypt SAE	375,498	$1,385,999
Eastern Co. SAE	996,298	744,998
Egypt Kuwait Holding Co. SAE	594,062	692,278
Egyptian Financial Group-Hermes Holding Co.(1)	182,934	169,422
Egyptian International Pharmaceuticals EIPICO	37,035	100,604
ElSewedy Electric Co.	557,611	322,525
Medinet Nasr Housing	624,187	150,915
Oriental Weavers	872,035	404,859
Six of October Development & Investment Co.	151,330	154,156
Talaat Moustafa Group	1,012,938	403,006

		$4,528,762

Estonia — 0.6%
AS Merko Ehitus(1)	10,598	$168,449
AS Tallink Grupp(1)	3,270,000	2,568,862
AS Tallinna Kaubamaja Grupp	126,000	1,442,075
AS Tallinna Vesi	35,235	584,700

		$4,764,086

Ghana — 0.4%
Aluworks, Ltd.(1)	5,176,100	$89,475
CalBank PLC	5,036,062	557,913
Ghana Commercial Bank, Ltd.	1,285,170	999,748
Societe Generale Ghana, Ltd.	1,345,362	175,006
Standard Chartered Bank of Ghana, Ltd.	283,150	887,879
Unilever Ghana PLC(1)	249,000	260,837

		$2,970,858

Greece — 1.3%
Aegean Airlines S.A.(1)	37,740	$232,646
Athens Water Supply & Sewage Co. S.A.	36,893	327,201
Costamare, Inc.	34,966	336,373
Eurobank Ergasias Services and Holdings S.A.(1)	834,244	709,483
GEK Terna Holding Real Estate Construction S.A.(1)	51,756	630,289
Hellenic Exchanges - Athens Stock Exchange S.A.	32,613	150,200
Hellenic Petroleum S.A.	55,867	386,997
Hellenic Telecommunications Organization S.A.	69,932	1,122,081
Holding Co. ADMIE IPTO S.A.	39,952	128,858
JUMBO S.A.	70,998	1,302,697
LAMDA Development S.A.(1)	23,069	199,405
Motor Oil (Hellas) Corinth Refineries S.A.	75,521	1,192,002
Mytilineos S.A.	75,802	1,249,238
National Bank of Greece S.A.(1)	121,470	353,698
OPAP S.A.	114,774	1,550,576
Piraeus Financial Holdings S.A.(1)	169,722	87,031
Public Power Corp. S.A.(1)	35,851	382,488

Security	Shares	Value
Terna Energy S.A.	5,946	$87,902
Titan Cement International S.A.	29,410	551,815

		$10,980,980

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$79,340
MOL Hungarian Oil & Gas PLC(1)	193,727	1,402,432
OTP Bank Nyrt.(1)	30,777	1,315,606
Richter Gedeon Nyrt.	77,504	2,285,065

		$5,082,443

India — 5.0%
ABB India, Ltd.	6,017	$115,343
ACC, Ltd.	10,684	278,777
Adani Enterprises, Ltd.(1)	58,300	825,290
Adani Green Energy, Ltd.(1)	12,792	193,207
Adani Ports and Special Economic Zone, Ltd.(1)	56,675	545,729
Adani Power, Ltd.(1)	155,277	181,153
Adani Total Gas, Ltd.(1)	119,200	1,581,175
Apollo Hospitals Enterprise, Ltd.	13,799	547,638
Ashok Leyland, Ltd.(1)	170,067	265,014
Asian Paints, Ltd.	22,272	774,785
Aurobindo Pharma, Ltd.	30,024	361,061
Axis Bank, Ltd.(1)	50,638	486,665
Bajaj Auto, Ltd.(1)	13,052	658,573
Bharat Forge, Ltd.(1)	38,772	317,290
Bharat Petroleum Corp., Ltd.	36,600	214,978
Bharti Airtel, Ltd.	214,317	1,518,199
Biocon, Ltd.(1)	105,688	589,756
Bosch, Ltd.	1,400	270,090
Cadila Healthcare, Ltd.(1)	39,469	238,223
Century Textiles & Industries, Ltd.	50,000	316,523
Cipla, Ltd.(1)	84,769	945,730
Colgate-Palmolive (India), Ltd.	7,700	164,471
Container Corp. of India, Ltd.	52,396	429,492
Dabur India, Ltd.	16,400	121,326
Divi’s Laboratories, Ltd.(1)	13,619	671,827
DLF, Ltd.	86,670	341,069
Dr. Reddy’s Laboratories, Ltd.	13,678	845,069
Fortis Healthcare, Ltd.(1)	129,260	352,920
GAIL (India), Ltd.	96,000	178,651
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	315,602
Glenmark Pharmaceuticals, Ltd.	49,900	317,951
Godrej Consumer Products, Ltd.(1)	21,460	213,727
Grasim Industries, Ltd.	27,728	553,207
Havells India, Ltd.	26,800	386,879
HCL Technologies, Ltd.	73,177	987,747
Hero MotoCorp, Ltd.	11,538	461,753
Hindustan Petroleum Corp., Ltd.	84,030	271,845
Hindustan Unilever, Ltd.	29,373	975,033
Hindustan Zinc, Ltd.	79,702	297,173
Housing Development Finance Corp., Ltd.	21,092	726,433
ICICI Bank, Ltd.(1)	69,167	553,914
Indian Oil Corp., Ltd.	88,000	110,718

Security	Shares	Value
Indus Towers, Ltd.	49,905	$167,786
Infosys, Ltd.	195,820	3,672,389
ITC, Ltd.	113,658	339,017
Jindal Steel & Power, Ltd.(1)	90,000	426,083
JSW Steel, Ltd.	71,838	463,918
Kotak Mahindra Bank, Ltd.(1)	23,341	562,937
Larsen & Toubro, Ltd.	34,652	674,971
Laurus Labs, Ltd.(3)	50,204	247,295
Lupin, Ltd.	27,586	385,785
Mahindra & Mahindra, Ltd.	64,285	700,621
Maruti Suzuki India, Ltd.	6,387	601,747
Mphasis, Ltd.	4,679	115,336
Nestle India, Ltd.	1,800	421,726
Petronet LNG, Ltd.	70,400	216,574
Piramal Enterprises, Ltd.	18,076	433,446
Power Grid Corporation of India, Ltd.	217,950	643,968
Reliance Industries, Ltd.	120,312	3,312,336
Siemens, Ltd.	19,300	487,961
State Bank of India GDR(1)(5)	1,968	97,565
Sun Pharmaceutical Industries, Ltd.	107,380	879,020
Tata Communications, Ltd.	33,686	490,913
Tata Consultancy Services, Ltd.	63,547	2,766,640
Tata Consumer Products, Ltd.	50,772	443,141
Tata Motors, Ltd.(1)	97,516	404,799
Tech Mahindra, Ltd.	51,695	705,273
Titan Co., Ltd.	26,876	574,222
UPL, Ltd.	25,559	224,771
Voltas, Ltd.	14,121	194,129
Wipro, Ltd.	83,428	473,538
WNS Holdings, Ltd. ADR(1)	2,400	173,856

		$41,803,769

Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	2,611,600	$274,664
Adaro Energy Tbk PT	8,410,800	681,957
Aneka Tambang Tbk	1,547,400	241,229
Astra Argo Lestari Tbk PT	213,500	147,665
Astra International Tbk PT	8,932,100	3,255,249
Bank Central Asia Tbk PT	447,700	958,793
Bank Mandiri Persero Tbk PT	1,307,400	553,915
Bank Negara Indonesia Persero Tbk PT	849,200	335,406
Bank Rakyat Indonesia Persero Tbk PT	3,280,900	995,374
Bukit Asam Tbk PT	1,322,400	239,322
Charoen Pokphand Indonesia Tbk PT	1,280,500	617,895
Gudang Garam Tbk PT(1)	100,500	250,612
Indah Kiat Pulp & Paper Tbk PT	912,300	657,922
Indocement Tunggal Prakarsa Tbk PT	315,500	266,306
Indofood CBP Sukses Makmur Tbk PT	340,600	215,740
Indofood Sukses Makmur Tbk PT	819,000	373,030
Jasa Marga (Persero) Tbk PT	1,299,900	362,071
Kalbe Farma Tbk PT	11,037,700	1,193,062
Mitra Keluarga Karyasehat Tbk PT	935,900	169,651
Pakuwon Jati Tbk PT(1)	7,972,000	297,417
Perusahaan Gas Negara Tbk PT	2,389,000	216,978
Semen Indonesia Persero Tbk PT	863,000	619,907

Security	Shares	Value
Telkom Indonesia Persero Tbk PT	14,162,300	$3,342,806
Unilever Indonesia Tbk PT	1,096,200	496,593
United Tractors Tbk PT	680,600	1,036,859
Vale Indonesia Tbk PT(1)	1,492,700	451,754

		$18,252,177

Jordan — 0.6%
Arab Bank PLC	398,340	$2,246,222
Arab Potash Co. PLC	42,467	1,467,640
Bank of Jordan(1)	129,775	349,570
Capital Bank of Jordan(1)	81,573	151,779
Jordan Islamic Bank(1)	32,236	132,683
Jordan Petroleum Refinery	80,389	305,044
Jordanian Electric Power Co.	150,431	258,762

		$4,911,700

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$1,103,299
KAZ Minerals PLC	262,599	3,137,968
Kcell JSC GDR(5)	232,280	1,219,776

		$5,461,043

Kenya — 0.6%
ABSA Bank Kenya PLC	1,204,620	$96,891
East African Breweries, Ltd.(1)	704,076	1,006,611
Equity Group Holdings PLC(1)	1,017,400	353,933
KCB Group, Ltd.	1,031,560	390,188
Safaricom PLC	8,590,600	2,860,409
Standard Chartered Bank Kenya, Ltd.	76,415	99,688

		$4,807,720

Kuwait — 1.2%
Agility Public Warehousing Co. KSC	655,535	$1,576,953
Boubyan Petrochemicals Co. KSCP	276,626	776,192
Gulf Bank KSCP	303,877	221,166
Humansoft Holding Co. KSC(1)	35,701	436,935
Kuwait Finance House KSCP	683,049	1,736,458
Kuwait International Bank KSCP(1)	372,153	246,257
Mabanee Co. KPSC	190,212	456,885
Mobile Telecommunications Co. KSCP	832,348	1,667,311
National Bank of Kuwait SAK	1,060,807	2,833,279
National Industries Group Holding SAK	477,963	296,219

		$10,247,655

Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$0

		$0

Lithuania — 0.3%
Apranga PVA(1)	257,243	$512,906
Klaipedos Nafta AB	1,576,663	586,020
Panevezio Statybos Trestas(1)	201,949	134,020

Security	Shares	Value
Rokiskio Suris	177,000	$601,571
Siauliu Bankas(1)	1,523,204	947,262

		$2,781,779

Malaysia — 2.1%
Axiata Group Bhd	392,075	$345,433
Berjaya Sports Toto Bhd	277,982	141,424
Bumi Armada Bhd(1)	1,308,600	132,833
Bursa Malaysia Bhd	117,800	254,283
CIMB Group Holdings Bhd	205,024	214,830
Dialog Group Bhd	1,499,650	1,125,660
Digi.com Bhd	243,800	214,099
Fraser & Neave Holdings Bhd	26,000	188,453
Gamuda Bhd(1)	558,200	481,797
Genting Bhd	509,700	618,779
Genting Malaysia Bhd	569,900	422,098
Globetronics Technology Bhd	839,766	558,191
Hartalega Holdings Bhd	281,000	605,600
Hong Leong Bank Bhd	56,700	256,042
IHH Healthcare Bhd	670,100	860,267
IJM Corp. Bhd	818,440	334,090
Inari Amertron Bhd	1,714,650	1,359,360
Kossan Rubber Industries	319,200	251,247
KPJ Healthcare Bhd	870,300	216,137
Kuala Lumpur Kepong Bhd	39,450	218,953
Magnum Bhd	530,319	281,406
Malayan Banking Bhd	188,486	375,279
Malaysia Airports Holdings Bhd	127,600	192,716
MISC Bhd	114,340	188,252
My EG Services Bhd	2,351,600	1,121,217
Pavilion Real Estate Investment Trust	472,800	159,654
Petronas Dagangan Bhd	122,000	590,679
Petronas Gas Bhd	50,974	196,760
PPB Group Bhd	54,460	243,198
Press Metal Aluminium Holdings Bhd	323,700	774,303
Public Bank Bhd	467,990	474,294
RHB Bank Bhd	70,159	90,917
Sapura Energy Bhd(1)	8,974,600	313,655
Serba Dinamik Holdings Bhd	719,500	295,313
Sime Darby Bhd	531,945	308,133
Sime Darby Plantation Bhd	207,609	232,550
Sunway Bhd	243,900	100,013
Sunway Real Estate Investment Trust	512,000	184,117
Supermax Corp. Bhd	184,868	170,089
Telekom Malaysia Bhd	119,100	176,156
Tenaga Nasional Bhd	117,331	286,579
Top Glove Corp. Bhd	987,220	1,077,305
UMW Holdings Bhd	92,500	72,743

Security	Shares	Value
VS Industry Bhd	850,875	$586,810
Yinson Holdings Bhd	160,000	208,191

		$17,499,905

Mauritius — 0.6%
Alteo, Ltd.	628,964	$316,626
Attitude Property, Ltd.(1)	629,246	162,410
CIEL, Ltd.(1)	5,598,020	617,710
CIM Financial Services, Ltd.(1)	2,411,765	409,270
ENL, Ltd.(1)	508,787	190,121
IBL, Ltd.	309,981	339,228
Lavastone, Ltd.	2,649,077	85,210
MCB Group, Ltd.(1)	148,006	799,589
Phoenix Beverages, Ltd.	33,742	495,022
Rogers & Co., Ltd.(1)	608,300	295,954
SBM Holdings, Ltd.(1)	3,504,538	301,574
Terra Mauricia, Ltd.	506,473	248,919
United Basalt Products, Ltd.	187,150	591,586

		$4,853,219

Mexico — 5.2%
Alfa SAB de CV, Series A	1,398,720	$810,922
America Movil SAB de CV, Series L	8,221,090	5,602,866
Arca Continental SAB de CV	162,800	800,479
Cemex SAB de CV, Series CPO(1)	2,836,418	1,994,145
Coca-Cola Femsa SAB de CV, Series L	82,400	378,953
Concentradora Fibra Danhos S.A. de CV	357,100	442,892
Controladora Nemak SAB de CV(1)	1,398,720	175,186
Corp. Inmobiliaria Vesta SAB de CV	384,400	804,928
El Puerto de Liverpool SAB de CV	71,700	252,429
Fibra Uno Administracion S.A. de CV	1,048,467	1,227,516
Fomento Economico Mexicano SAB de CV, Series UBD	462,200	3,482,414
Genomma Lab Internacional SAB de CV(1)	845,600	853,895
Grupo Aeroportuario del Centro Norte SAB de CV(1)	78,300	493,946
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	183,900	1,919,661
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	119,944	2,130,173
Grupo Bimbo SAB de CV, Series A	527,108	1,106,335
Grupo Carso SAB de CV, Series A1(1)	467,500	1,270,561
Grupo Cementos de Chihuahua SAB de CV	66,700	460,287
Grupo Elektra SAB de CV(2)	34,564	2,323,235
Grupo Financiero Banorte SAB de CV, Class O(1)	149,800	844,661
Grupo Financiero Inbursa SAB de CV, Class O(1)	629,516	570,089
Grupo Mexico SAB de CV, Series B	882,456	4,651,572
Grupo Televisa SAB, Series CPO(1)	260,471	462,972
Industrias Penoles SAB de CV(1)	51,449	663,995
Infraestructura Energetica Nova SAB de CV(1)	79,200	306,113
Kimberly-Clark de Mexico SAB de CV, Class A	506,510	867,085
Macquarie Mexico Real Estate Management S.A. de CV(3)	321,500	398,424
Orbia Advance Corp., SAB de CV	485,267	1,293,919
PLA Administradora Industrial S de RL de CV	211,200	311,745
Prologis Property Mexico S.A. de CV	240,200	519,428
Promotora y Operadora de Infraestructura SAB de CV	125,065	954,531
Telesites SAB de CV(1)(2)	879,564	910,999
Ternium S.A. ADR(1)	15,322	595,106

Security	Shares	Value
Wal-Mart de Mexico SAB de CV, Series V	1,121,364	$3,541,380

		$43,422,842

Morocco — 0.6%
Attijariwafa Bank	13,579	$630,952
Bank of Africa	11,215	193,805
Banque Centrale Populaire	4,384	122,385
Banque Marocaine Pour Le Commerce et L’Industrie(1)	1,376	107,711
Co Sucrerie Marocaine et de Raffinage	25,202	669,491
Label Vie	406	145,076
LafargeHolcim Maroc S.A.	4,384	778,203
Lesieur Cristal	8,686	165,284
Managem S.A.(1)	2,645	385,875
Maroc Telecom	75,590	1,160,607
Societe d’Exploitation des Ports	23,655	563,295
TAQA Morocco S.A.	1,963	209,022

		$5,131,706

Nigeria — 1.0%
Access Bank PLC(4)	32,908,148	$541,827
Dangote Cement PLC(4)	4,167,837	1,916,544
Dangote Sugar Refinery PLC(4)	4,385,654	154,405
FBN Holdings PLC(4)	21,879,762	330,713
Guaranty Trust Bank PLC(4)	13,844,766	942,326
Lafarge Africa PLC(4)	3,044,633	139,915
Lekoil, Ltd.(1)	1,110,205	32,499
MTN Nigeria Communications PLC(4)	1,288,600	440,055
Nestle Nigeria PLC(4)	496,712	1,416,707
Nigerian Breweries PLC(4)	5,467,425	553,089
SEPLAT Petroleum Development Co. PLC(3)	435,022	479,714
Stanbic IBTC Holdings PLC(4)	3,126,624	334,799
Transnational Corp. of Nigeria PLC(4)	22,334,373	37,142
United Bank for Africa PLC(4)	20,664,553	301,896
Zenith Bank PLC(4)	17,411,456	811,376

		$8,433,007

Oman — 0.6%
Bank Dhofar SAOG	1,038,913	$286,109
Bank Muscat SAOG	1,167,425	1,164,359
Bank Nizwa SAOG(1)	941,624	232,456
Dhofar International Development & Investment Holding SAOG(1)	286,164	198,783
National Bank of Oman SAOG(1)	368,936	143,759
Oman Cement Co. SAOG	367,946	231,402
Oman Flour Mills Co. SAOG	283,279	532,559
Oman Telecommunications Co. SAOG	534,354	1,095,641
Omani Qatari Telecommunications Co. SAOG	539,969	561,217
Renaissance Services SAOG	128,153	115,374
Sembcorp Salalah Power & Water Co.	377,934	80,470
Sohar International Bank SAOG	1,477,945	344,231

		$4,986,360

Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$122,424
Engro Corp., Ltd.	173,692	317,312
Fauji Fertilizer Co., Ltd.	369,388	251,721

Security	Shares	Value
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	$84,127
Habib Bank, Ltd.	357,983	273,982
Hub Power Co., Ltd. (The)	149,215	79,062
Lucky Cement, Ltd.(1)	111,546	599,601
Mari Petroleum Co., Ltd.	35,322	356,735
MCB Bank, Ltd.	239,187	269,753
Millat Tractors, Ltd.	57,741	414,208
Nishat Mills, Ltd.	593,280	362,000
Oil & Gas Development Co., Ltd.	880,627	586,212
Pakistan Petroleum, Ltd.	864,318	494,097
Pakistan State Oil Co., Ltd.	332,619	502,334
Searle Co., Ltd. (The)	189,244	306,539

		$5,020,107

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	49,900	$754,987
Copa Holdings S.A., Class A	14,608	1,180,180

		$1,935,167

Peru — 1.2%
Cia de Minas Buenaventura SAA ADR(1)	192,956	$1,935,348
Credicorp, Ltd.	20,396	2,785,482
Enel Generacion Peru SAA	277,207	191,790
Ferreycorp SAA	872,283	517,288
Southern Copper Corp.	66,255	4,496,727

		$9,926,635

Philippines — 2.1%
Aboitiz Equity Ventures, Inc.	590,350	$420,148
Aboitiz Power Corp.	1,105,000	535,290
Alliance Global Group, Inc.	764,400	168,070
Ayala Corp.	57,648	879,886
Ayala Land, Inc.	988,108	700,624
Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	409,653	689,093
BDO Unibank, Inc.	241,429	508,000
Bloomberry Resorts Corp.(1)	2,458,700	353,330
Century Pacific Food, Inc.	1,007,500	383,745
Cosco Capital, Inc.	920,800	97,765
Filinvest Land, Inc.	6,230,546	141,298
First Philippine Holdings Corp.	203,730	293,091
Globe Telecom, Inc.	15,745	610,523
International Container Terminal Services, Inc.	184,440	461,083
JG Summit Holdings, Inc.	814,632	1,003,529
Jollibee Foods Corp.	369,150	1,346,989
Manila Electric Co.	130,884	733,803
Megaworld Corp.	2,140,300	158,128
Metropolitan Bank & Trust Co.	401,959	368,076
Nickel Asia Corp.	4,696,888	484,734
PLDT, Inc.	46,600	1,178,850
Puregold Price Club, Inc.	617,440	500,438

Security	Shares	Value
Robinsons Land Corp.	526,315	$194,148
San Miguel Corp.	135,700	332,973
Semirara Mining & Power Corp.	1,187,120	332,241
SM Investments Corp.	101,960	2,019,292
SM Prime Holdings, Inc.	1,912,250	1,380,691
Universal Robina Corp.	498,530	1,369,276

		$17,645,114

Poland — 2.3%
AmRest Holdings SE(1)	68,905	$558,376
Asseco Poland S.A.	67,757	1,158,582
Bank Millennium S.A.(1)	355,533	340,143
Bank Polska Kasa Opieki S.A.(1)	28,994	517,328
Budimex S.A.	18,212	1,409,106
CCC S.A.(1)	27,466	634,323
CD Projekt S.A.(1)	18,361	888,300
Ciech S.A.(1)	21,668	202,959
Cyfrowy Polsat S.A.	79,099	591,114
Dino Polska S.A.(1)(3)	15,869	1,046,132
Enea S.A.(1)	145,490	233,606
Eurocash S.A.(1)	82,861	300,893
Globe Trade Centre S.A.(1)	73,155	127,547
Grupa Azoty S.A.(1)	14,855	113,233
Grupa Lotos S.A.	55,743	611,895
KGHM Polska Miedz S.A.(1)	41,018	1,970,732
LPP S.A.(1)	1,027	2,109,810
mBank S.A.(1)	4,424	239,961
Orange Polska S.A.(1)	240,332	400,140
PGE S.A.(1)	122,861	211,227
Polski Koncern Naftowy ORLEN S.A.	136,869	2,195,434
Polskie Gornictwo Naftowe i Gazownictwo S.A.	804,721	1,223,664
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	168,792	1,396,731
Powszechny Zaklad Ubezpieczen S.A.(1)	48,144	414,947
Tauron Polska Energia S.A.(1)	992,903	650,968

		$19,547,151

Qatar — 1.1%
Al Meera Consumer Goods Co.	27,717	$146,722
Barwa Real Estate Co.	735,909	646,686
Commercial Bank PSQC (The)	183,085	240,174
Gulf International Services QSC(1)	697,440	281,703
Gulf Warehousing Co.	90,829	125,318
Industries Qatar	655,447	2,118,482
Masraf Al Rayan QSC	315,573	365,981
Medicare Group	133,820	351,142
Ooredoo QPSC	309,240	591,858
Qatar Electricity & Water Co. QSC	73,498	337,219
Qatar Gas Transport Co., Ltd.	1,461,437	1,248,426
Qatar Insurance Co.(1)	278,111	186,487
Qatar International Islamic Bank	65,027	153,644
Qatar Islamic Bank	106,122	472,234
Qatar National Bank QPSC	343,273	1,669,547
Qatar National Cement Co. QSC	133,280	179,551
United Development Co. QSC	491,981	212,154

Security	Shares	Value
Vodafone Qatar QSC	665,921	$296,161

		$9,623,489

Romania — 0.9%
Banca Transilvania S.A.	1,580,646	$904,376
BRD-Groupe Societe Generale S.A.(1)	115,089	435,322
NEPI Rockcastle PLC	298,656	1,889,564
OMV Petrom S.A.	17,932,392	1,837,161
Societatea Energetica Electrica S.A.	76,047	249,510
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	117,669	931,200
Societatea Nationala Nuclearelectrica S.A.	48,496	293,456
Transelectrica S.A.	41,350	257,245
Transgaz S.A. Medias	6,563	455,505

		$7,253,339

Russia — 5.1%
Aeroflot PJSC(1)	91,240	$81,295
Etalon Group PLC GDR(5)	78,319	126,459
Evraz PLC	192,475	1,532,831
Federal Grid Co. Unified Energy System PJSC	267,560,600	768,190
Gazprom PJSC ADR	591,852	3,525,195
Globaltrans Investment PLC GDR(5)(6)	136,358	908,661
Globaltrans Investment PLC GDR(5)(6)	77	514
Inter RAO UES PJSC	26,529,001	1,792,343
Lukoil PJSC ADR	36,448	2,945,346
Magnit PJSC	38,428	2,715,882
Magnitogorsk Iron & Steel Works PJSC	873,600	700,530
Mail.Ru Group, Ltd. GDR(1)(5)	29,865	682,337
MMC Norilsk Nickel PJSC ADR(6)	100,172	3,121,789
MMC Norilsk Nickel PJSC ADR(6)	2,948	92,243
Mobile TeleSystems PJSC	215,893	902,861
Moscow Exchange MICEX-RTS PJSC	127,251	293,182
Mosenergo PJSC	12,772,962	383,491
Novatek PJSC GDR(5)	10,758	2,123,810
Novolipetsk Steel PJSC GDR(5)	36,499	1,163,218
OGK-2 PJSC	20,114,000	209,090
PhosAgro PJSC GDR(5)	44,866	781,440
PIK Group PJSC	113,450	1,380,075
Polymetal International PLC	34,770	680,250
QIWI PLC ADR(2)	13,700	145,905
Rosneft Oil Co. PJSC GDR(5)	111,200	840,312
Rosseti PJSC	19,631,873	391,459
Rostelecom PJSC	154,538	219,400
RusHydro PJSC	30,272,952	325,598
Sberbank of Russia PJSC	542,510	2,086,869
Severstal PAO GDR(5)	44,425	896,109
Sistema PJSFC	595,500	270,539
Sistema PJSFC GDR(5)	33,906	306,503
Surgutneftegas PJSC ADR	104,795	470,269
Surgutneftegas PJSC, PFC Shares	954,217	529,321
Tatneft PJSC ADR	26,223	1,243,033

Security	Shares	Value
Transneft PJSC, PFC Shares	233	$453,864
Unipro PJSC	4,995,000	194,682
VEON, Ltd. ADR(1)	97,500	172,575
X5 Retail Group NV GDR(5)(6)	92,747	2,989,855
X5 Retail Group NV GDR(5)(6)	10,696	344,839
Yandex NV, Class A(1)(2)	65,800	4,215,148

		$43,007,312

Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	20,923	$705,174
Advanced Petrochemical Co.	12,100	235,638
Al Babtain Power & Telecommunication Co.	16,768	148,246
Al Hammadi Co. for Development and Investment(1)	40,420	313,422
Al Rajhi Bank	62,545	1,648,431
Alandalus Property Co.	48,435	297,361
Aldrees Petroleum and Transport Services Co.	53,394	1,015,196
Alinma Bank(1)	81,556	400,593
Almarai Co. JSC	111,419	1,544,945
Arabian Centres Co., Ltd.	49,400	293,863
Arriyadh Development Co.	70,726	411,702
Ayyan Investment Co.(1)	51,400	288,588
Bank AlBilad	24,288	228,152
Banque Saudi Fransi	14,851	132,307
Batic Investments and Logistic Co.(1)	28,296	287,551
Bawan Co.	29,236	254,547
Dallah Healthcare Co.	27,634	388,460
Dar Al Arkan Real Estate Development Co.(1)	348,064	855,293
Dr Sulaiman Al Habib Medical Services Group Co.	33,300	1,101,803
Dur Hospitality Co.(1)	59,246	492,496
Emaar Economic City(1)	321,925	919,452
Etihad Etisalat Co.(1)	109,257	861,953
Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	251,112
Herfy Food Services Co.	12,431	216,693
Jarir Marketing Co.	48,115	2,335,471
Leejam Sports Co. JSC(1)	13,120	253,478
Maharah Human Resources Co.	11,400	219,613
Middle East Healthcare Co.(1)	36,220	340,326
Mouwasat Medical Services Co.	29,966	1,254,702
National Agriculture Development Co. (The)(1)	21,203	178,225
National Commercial Bank	48,831	691,989
National Gas & Industrialization Co.(1)	15,924	137,826
National Medical Care Co.	37,993	543,224
Rabigh Refining & Petrochemical Co.(1)	144,000	649,798
Riyad Bank	68,732	411,511
Riyad REIT Fund	60,724	141,570
SABIC Agri-Nutrients Co.	17,133	449,911
Sahara International Petrochemical Co.	69,037	407,285
Samba Financial Group	42,224	434,046
Saudi Airlines Catering Co.(1)	25,239	511,984
Saudi Arabian Mining Co.(1)	32,944	501,351
Saudi Arabian Oil Co.(3)	385,399	3,700,903
Saudi Automotive Services Co.	34,664	313,695
Saudi Basic Industries Corp.	80,149	2,511,406
Saudi Cement Co.	15,800	280,285

Security	Shares	Value
Saudi Ceramic Co.(1)	14,766	$164,322
Saudi Chemical Co. Holding(1)	44,268	420,241
Saudi Co. for Hardware CJSC	14,700	233,879
Saudi Electricity Co.	336,759	2,111,065
Saudi Ground Services Co.(1)	47,512	410,443
Saudi Industrial Investment Group	49,800	432,199
Saudi Industrial Services Co.	15,031	154,224
Saudi Kayan Petrochemical Co.(1)	56,284	239,572
Saudi Public Transport Co.(1)	35,777	247,724
Saudi Real Estate Co.(1)	60,549	299,590
Saudi Research & Marketing Group(1)	12,391	257,496
Saudi Telecom Co.	119,820	4,053,758
Saudia Dairy & Foodstuff Co.	4,822	213,045
Savola Group (The)	112,367	1,178,767
Seera Group Holding(1)	121,028	609,799
United Electronics Co.	30,155	845,506
United International Transportation Co.	24,521	287,584
Yanbu National Petrochemical Co.	21,617	399,301

		$42,120,092

Slovenia — 0.6%
Cinkarna Celje DD	574	$138,604
Krka dd Novo mesto	33,464	3,713,553
Luka Koper	8,004	184,959
Petrol	772	335,090
Pozavarovalnica Sava DD(1)	21,534	570,759
Zavarovalnica Triglav DD(1)	6,869	257,962

		$5,200,927

South Africa — 4.9%
Anglo American Platinum, Ltd.(2)	5,100	$743,813
AngloGold Ashanti, Ltd.	33,200	722,664
AngloGold Ashanti, Ltd. ADR	5,299	116,419
Aspen Pharmacare Holdings, Ltd.(1)	224,102	2,189,731
AVI, Ltd.	121,529	614,155
Barloworld, Ltd.(1)	20,980	128,382
Bid Corp., Ltd.(1)	70,947	1,375,330
Bidvest Group, Ltd. (The)(2)	297,624	3,432,299
Clicks Group, Ltd.	60,244	982,685
DataTec, Ltd.(1)	88,421	155,677
Discovery, Ltd.	41,702	374,201
Equites Property Fund, Ltd.	201,368	256,947
Exxaro Resources, Ltd.	36,655	431,872
FirstRand, Ltd.(2)	405,123	1,415,787
Fortress REIT, Ltd., Class A	588,340	541,460
Gold Fields, Ltd.	81,557	766,537
Growthpoint Properties, Ltd.	959,598	858,480
Hyprop Investments, Ltd.	127,851	244,798
Impala Platinum Holdings, Ltd.(2)	61,225	1,130,307
Imperial Logistics, Ltd.	96,084	307,791
JSE, Ltd.	21,700	164,106
KAP Industrial Holdings, Ltd.(1)	1,060,462	296,699
Kumba Iron Ore, Ltd.	7,137	293,917

Security	Shares	Value
Life Healthcare Group Holdings, Ltd.(1)	374,426	$469,115
Mediclinic International PLC(1)	148,487	584,666
MiX Telematics, Ltd. ADR(2)	11,300	155,714
Momentum Metropolitan Holdings	137,550	162,173
Mr Price Group, Ltd.	16,841	220,593
MTN Group, Ltd.(2)	326,923	1,920,175
MultiChoice Group, Ltd.	222,122	1,934,385
Naspers, Ltd., Class N	26,631	6,378,397
Net 1 UEPS Technologies, Inc.(1)	20,900	117,040
Netcare, Ltd.(1)	141,074	136,262
Northam Platinum, Ltd.(1)	36,209	629,105
Pick’n Pay Stores, Ltd.	105,331	383,387
PSG Group, Ltd.	114,733	548,941
Redefine Properties, Ltd.(1)	3,215,829	816,899
Resilient REIT, Ltd.	127,790	393,845
Sanlam, Ltd.(2)	47,771	192,870
Santam, Ltd.(1)	14,928	246,828
Sasol, Ltd.(1)	45,636	659,413
Shoprite Holdings, Ltd.(2)	141,928	1,509,843
Sibanye Stillwater, Ltd.(2)	294,669	1,311,806
SPAR Group, Ltd. (The)	55,560	714,527
Standard Bank Group, Ltd.	30,572	259,550
Telkom S.A. SOC, Ltd.	209,252	599,887
Tiger Brands, Ltd.	40,729	581,199
Vodacom Group, Ltd.	224,500	1,919,383
Vukile Property Fund, Ltd.	351,912	206,390
Wilson Bayly Holmes-Ovcon, Ltd.(1)	25,337	167,519
Woolworths Holdings, Ltd.(1)	68,586	229,721

		$40,993,690

South Korea — 4.7%
Alteogen, Inc.(1)	2,400	$190,935
AMOREPACIFIC Corp.	3,554	816,218
AMOREPACIFIC Group	5,071	291,887
Bukwang Pharmaceutical Co., Ltd.	8,877	185,638
Celltrion Healthcare Co., Ltd.(1)	5,343	644,885
Celltrion Pharm, Inc.(1)	1,986	264,834
Celltrion, Inc.(1)	5,698	1,642,261
Chabiotech Co., Ltd.(1)	12,772	213,219
Cheil Worldwide, Inc.	11,267	212,210
CJ CheilJedang Corp.	810	294,727
CJ Corp.	2,998	250,029
Coway Co., Ltd.	3,444	200,092
Daewoo Industrial Development Co., Ltd.(1)	3,501	10,054
DL E&C Co., Ltd.(1)	2,368	252,126
DL Holdings Co., Ltd.	1,888	146,619
Dong-A ST Co., Ltd.	3,213	237,979
E-MART, Inc.	1,921	292,028
Genexine Inc.(1)	2,500	212,313
GS Engineering & Construction Corp.	6,207	237,107
GS Holdings Corp.	7,122	247,122
Hana Financial Group, Inc.	6,353	240,289
Hankook Tire and Technology Co., Ltd.	5,992	260,807
Hanmi Pharm Co., Ltd.	1,284	359,858

Security	Shares	Value
Hanmi Science Co., Ltd.	3,060	$157,488
Hanwha Corp.	10,423	295,199
Hanwha Solutions Corp.(1)	9,753	436,021
HLB, Inc.(1)	4,600	160,418
Hotel Shilla Co., Ltd.	2,448	188,925
Hugel, Inc.(1)	1,400	221,430
Hyosung TNC Corp.	1,113	567,352
Hyundai Engineering & Construction Co., Ltd.	7,403	289,448
Hyundai Glovis Co., Ltd.	1,372	228,583
Hyundai Mobis Co., Ltd.	2,818	730,966
Hyundai Motor Co.	6,125	1,187,069
Ilyang Pharmaceutical Co., Ltd.	3,500	102,756
Kangwon Land, Inc.(1)	9,384	210,727
KB Financial Group, Inc.	4,943	243,628
Kia Motors Corp.	10,062	739,599
KIWOOM Securities Co., Ltd.	2,085	233,860
KMW Co., Ltd.(1)	2,041	117,127
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	211,604
Korea Zinc Co., Ltd.	995	360,271
Korean Air Lines Co., Ltd.(1)	6,176	149,385
KT&G Corp.	9,317	671,165
Kumho Petrochemical Co., Ltd.	1,229	288,094
LG Chem, Ltd.	1,592	1,139,271
LG Corp.	5,822	467,136
LG Display Co., Ltd.(1)	8,289	167,926
LG Electronics, Inc.	5,219	696,761
LG Household & Health Care, Ltd.	582	807,599
LG Innotek Co., Ltd.	1,400	255,899
LG Uplus Corp.	22,484	243,971
Lotte Chemical Corp.	827	220,913
LS Corp.	3,961	240,907
LS Electric Co., Ltd.	4,500	243,220
MedPacto, Inc.(1)	2,253	177,843
Medytox, Inc.	1,518	254,651
Mezzion Pharma Co., Ltd.(1)	1,300	174,358
Naver Corp.	5,654	1,892,972
NCsoft Corp.	883	682,509
Nong Shim Co., Ltd.	480	120,386
Orion Corp. of Republic of Korea	1,101	127,701
Pharmicell Co., Ltd.(1)	12,700	169,447
POSCO	3,029	858,286
S-Oil Corp.(1)	8,414	606,435
S1 Corp.	2,867	207,078
Samsung Biologics Co., Ltd.(1)(3)	1,264	841,305
Samsung C&T Corp.	4,158	459,892
Samsung Electro-Mechanics Co., Ltd.	1,336	223,000
Samsung Electronics Co., Ltd.	99,923	7,228,892
Samsung SDI Co., Ltd.	1,221	717,975
Samsung SDS Co., Ltd.	1,271	218,171
Seegene, Inc.	1,939	223,376
Shin Poong Pharmaceutical Co., Ltd.	2,300	174,511

Security	Shares	Value
Shinhan Financial Group Co., Ltd.	5,915	$196,449
Shinsegae, Inc.	779	194,400
SK Chemicals Co., Ltd.	770	171,282
SK Holdings Co., Ltd.	1,665	417,387
SK Hynix, Inc.	9,559	1,128,552
SK Innovation Co., Ltd.(1)	6,751	1,315,039
SK Telecom Co., Ltd.	2,557	623,507
Yuhan Corp.	3,178	177,300
Zyle Motor Sales Corp.(1)	4,895	5,406

		$39,566,065

Sri Lanka — 0.5%
Access Engineering PLC	1,978,107	$219,001
Ceylon Tobacco Co. PLC	96,609	475,518
Chevron Lubricants Lanka PLC	216,091	97,600
Commercial Bank of Ceylon PLC	615,785	265,417
Dialog Axiata PLC	10,448,265	677,070
Hatton National Bank PLC	292,310	185,170
Hemas Holdings PLC	342,755	142,399
John Keells Holdings PLC	1,826,099	1,362,924
National Development Bank PLC	493,898	200,550
Nations Trust Bank PLC	295,833	82,850
Nestle Lanka PLC	15,593	88,417
Sampath Bank PLC	926,013	251,391
Teejay Lanka PLC	1,870,121	375,691

		$4,423,998

Taiwan — 5.0%
Adimmune Corp.(1)	79,000	$158,867
Advantech Co., Ltd.	15,357	191,567
ASE Technology Holding Co., Ltd.	133,247	508,281
Asia Cement Corp.	126,967	213,213
Asustek Computer, Inc.	18,174	238,438
AU Optronics Corp.(1)	452,000	337,200
Catcher Technology Co., Ltd.	27,100	201,389
Cathay Financial Holding Co., Ltd.	142,351	239,703
Center Laboratories, Inc.	81,709	196,359
Cheng Shin Rubber Industry Co., Ltd.	394,010	668,103
China Airlines, Ltd.(1)	272,963	146,135
China Petrochemical Development Corp.	691,199	265,694
China Steel Corp.	579,815	527,502
Chunghwa Telecom Co., Ltd.	510,780	1,998,381
Delta Electronics, Inc.	46,356	472,766
E.Sun Financial Holding Co., Ltd.	240,859	220,537
EVA Airways Corp.	223,334	123,106
Evergreen Marine Corp.(1)	1,295,283	2,079,041
Far Eastern Department Stores, Ltd.	288,642	242,961
Far Eastern New Century Corp.	355,313	377,208
Far EasTone Telecommunications Co., Ltd.	188,776	424,375
Feng Hsin Steel Co., Ltd.	116,000	290,129
First Financial Holding Co., Ltd.	176,565	137,562
Formosa Chemicals & Fibre Corp.	295,755	910,636
Formosa Petrochemical Corp.	262,153	892,052
Formosa Plastics Corp.	220,959	784,692

Security	Shares	Value
Formosa Taffeta Co., Ltd.	364,000	$393,609
Fubon Financial Holding Co., Ltd.	121,439	242,334
Giant Manufacturing Co., Ltd.	69,531	840,516
Globalwafers Co., Ltd.	7,000	185,584
Great Wall Enterprise Co., Ltd.	211,329	404,511
Highwealth Construction Corp.	112,811	172,208
Hiwin Technologies Corp.	73,487	1,047,354
Hon Hai Precision Industry Co., Ltd.	264,806	1,161,628
Hotai Motor Co., Ltd.	42,000	869,427
Hua Nan Financial Holdings Co., Ltd.	198	130
Innolux Corp.	206,000	153,738
Largan Precision Co., Ltd.	2,042	230,951
Lite-On Technology Corp.	39,048	86,598
MediaTek, Inc.	31,664	1,089,140
Medigen Vaccine Biologics Corp.(1)	52,925	538,763
Mega Financial Holding Co., Ltd.	178,688	199,894
Merida Industry Co., Ltd.	53,907	661,430
Nan Kang Rubber Tire Co., Ltd.	100,819	147,424
Nan Ya Plastics Corp.	263,378	740,067
Nanya Technology Corp.	51,165	166,605
Novatek Microelectronics Corp.	15,479	315,312
OBI Pharma, Inc.(1)	42,000	221,470
Parade Technologies, Ltd.	2,000	86,363
Pegatron Corp.	81,486	212,565
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Pou Chen Corp.	501,309	581,824
President Chain Store Corp.	85,716	819,723
Quanta Computer, Inc.	35,000	120,717
Radiant Opto-Electronics Corp.	41,350	184,749
Realtek Semiconductor Corp.	27,542	480,804
Ruentex Development Co., Ltd.	64,114	111,480
Ruentex Industries, Ltd.	83,016	232,610
Sanyang Motor Co., Ltd.	479,000	521,204
Simplo Technology Co., Ltd.	12,652	165,356
St. Shine Optical Co., Ltd.	17,000	205,534
Synnex Technology International Corp.	117,569	225,310
Tainan Spinning Co., Ltd.	734,407	495,518
Taiwan Cement Corp.	370,565	608,617
Taiwan Mobile Co., Ltd.	236,858	815,666
Taiwan Semiconductor Manufacturing Co., Ltd.	388,747	8,186,698
Taiwan Tea Corp.(1)	182,711	111,830
Teco Electric & Machinery Co., Ltd.	389,000	442,089
Tong Yang Industry Co., Ltd.	95,199	121,141
TTY Biopharm Co., Ltd.	167,780	440,362
U-Ming Marine Transport Corp.	96,000	138,937
Uni-President Enterprises Corp.	719,588	1,847,843
United Microelectronics Corp.	252,323	452,582
Vanguard International Semiconductor Corp.	54,544	208,030
Walsin Lihwa Corp.	315,980	211,005
Wan Hai Lines, Ltd.	339,570	658,042
Win Semiconductors Corp.	9,000	124,283

Security	Shares	Value
Yageo Corp.	14,362	$281,079
Yieh Phui Enterprise Co., Ltd.(1)	447,348	209,799
Yuanta Financial Holding Co., Ltd.	104,694	82,711
YungShin Global Holding Corp.	59,000	91,400

		$42,190,461

Thailand — 4.8%
Advanced Info Service PCL(7)	221,200	$1,230,255
Airports of Thailand PCL(7)	1,043,700	2,311,922
Amata Corp. PCL(7)	203,300	124,124
AP Thailand PCL(7)	920,660	242,290
Bangkok Bank PCL(7)	64,400	260,357
Bangkok Chain Hospital PCL(7)	1,548,300	728,320
Bangkok Dusit Medical Services PCL(7)	4,109,900	2,845,873
Bangkok Expressway & Metro PCL(7)	2,095,654	588,060
Banpu PCL(7)	695,700	281,722
Berli Jucker PCL(7)	219,700	276,529
BTS Group Holdings PCL(7)	1,650,200	510,018
Bumrungrad Hospital PCL(7)	371,500	1,621,132
Central Pattana PCL(7)	355,200	664,929
Central Retail Corp. PCL(1)(7)	846,100	1,011,753
CH. Karnchang PCL(1)(7)	194,800	111,888
Charoen Pokphand Foods PCL(7)	487,600	461,342
Chularat Hospital PCL(7)	5,372,700	502,025
CP ALL PCL(1)(7)	474,700	1,053,223
Delta Electronics (Thailand) PCL(7)	406,700	3,795,070
Electricity Generating PCL(7)	33,200	197,673
Energy Absolute PCL(7)	295,900	589,416
Global Power Synergy PCL(7)	116,000	286,822
Gulf Energy Development PCL(7)	927,900	997,253
Hana Microelectronics PCL(7)	1,138,400	2,020,120
Home Product Center PCL(7)	1,275,460	606,037
Indorama Ventures PCL(7)	428,071	611,822
Intouch Holdings PCL(7)	233,071	433,812
Jasmine International PCL(7)	2,504,800	234,375
Kasikornbank PCL(7)	117,400	545,936
Kiatnakin Phatra Bank PCL(7)	144,700	283,060
Krung Thai Bank PCL(7)	1,007,025	393,893
Land & Houses PCL(7)	1,034,900	283,874
Mega Lifesciences PCL(7)	487,100	535,634
Minor International PCL(1)(7)	2,558,336	2,668,476
PTT Exploration & Production PCL(7)	270,516	987,627
PTT Global Chemical PCL(7)	306,705	617,682
PTT PCL(7)	1,998,600	2,626,049
Quality House PCL(7)	3,330,683	262,556
Ratch Group PCL(7)	101,600	166,909
Siam Cement PCL(7)	110,911	1,419,043
Siam Commercial Bank PCL(7)	150,900	539,077
Siam Global House PCL(7)	499,309	333,198
Sino-Thai Engineering & Construction PCL(7)	241,100	122,195
Star Petroleum Refining PCL(7)	881,700	254,153
Supalai PCL(7)	473,400	324,878
SVI PCL(1)(7)	1,450,800	239,979
Thai Beverage PCL(7)	1,328,700	732,636

Security	Shares	Value
Thai Oil PCL(7)	175,500	$342,323
Thai Union Group PCL(7)	480,092	226,172
TOA Paint Thailand PCL(7)	174,300	177,160
Total Access Communication PCL(7)	96,800	101,714
TPI Polene PCL(7)	2,914,200	174,588
True Corp. PCL(7)	5,185,982	565,307
TTW PCL(7)	544,700	205,892
VGI PCL(7)	1,361,600	316,840
WHA Corp. PCL(7)	3,200,800	357,620

		$40,402,633

Tunisia — 0.6%
Attijari Bank(1)	28,110	$325,879
Banque de Tunisie(1)	118,510	289,763
Banque Internationale Arabe de Tunisie(1)	18,636	713,553
Banque Nationale Agricole(1)	25,291	67,853
Carthage Cement(1)	469,841	337,627
Euro Cycles S.A.	38,028	392,138
Poulina Group	112,565	490,714
Societe d’Articles Hygieniques S.A.	120,815	558,471
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	1,407,664
Telnet Holding	121,453	373,207
Union Internationale de Banques S.A.(1)	42,491	258,976

		$5,215,845

Turkey — 2.0%
Akbank T.A.S.	630,171	$359,611
Aksa Akrilik Kimya Sanayii AS	99,477	195,137
Anadolu Efes Biracilik ve Malt Sanayii AS	77,000	196,834
Arcelik AS(1)	179,017	727,891
Aselsan Elektronik Sanayi Ve Ticaret AS	155,921	282,648
Aygaz AS	68,438	122,906
Bera Holding AS(1)	79,200	234,920
BIM Birlesik Magazalar AS	140,277	1,201,483
Coca-Cola Icecek AS	32,819	273,893
Dogan Sirketler Grubu Holding AS	250,600	98,211
EGE Endustri VE Ticaret AS	1,386	265,607
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,237,307	520,707
Enerjisa Enerji AS(3)	225,115	318,983
Enka Insaat ve Sanayi AS	351,926	337,800
Eregli Demir ve Celik Fabrikalari TAS	426,593	789,946
Ford Otomotiv Sanayi AS	57,565	1,346,783
Haci Omer Sabanci Holding AS	188,084	196,455
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	162,891	233,462
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	383,016	328,196
KOC Holding AS	286,812	676,337
Koza Altin Isletmeleri AS(1)	11,800	170,405
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	211,088
Logo Yazilim Sanayi Ve Ticaret AS(1)	15,901	299,653
Mavi Giyim Sanayi Ve Ticaret AS, Class B(1)(3)	43,931	246,906
Migros Ticaret AS(1)	33,597	142,671
MLP Saglik Hizmetleri AS(1)(3)	225,692	567,136
Petkim Petrokimya Holding AS(1)	631,618	441,074

Security	Shares	Value
Sasa Polyester Sanayi AS(1)	53,584	$294,147
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	308,665
TAV Havalimanlari Holding AS(1)	59,867	148,039
Tekfen Holding AS	62,617	112,579
Tofas Turk Otomobil Fabrikasi AS	105,830	425,360
Turk Hava Yollari AO(1)	185,117	286,514
Turk Telekomunikasyon AS	206,171	170,158
Turkcell Iletisim Hizmetleri AS	938,875	1,715,445
Turkiye Petrol Rafinerileri AS(1)	187,150	2,037,261
Turkiye Sise ve Cam Fabrikalari AS	405,026	356,808
Ulker Biskuvi Sanayi AS(1)	66,561	169,963
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	262,446
Yapi ve Kredi Bankasi AS(1)	422,243	112,806

		$17,186,934

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	534,173	$901,155
Abu Dhabi National Hotels	357,043	246,837
Agthia Group PJSC	198,566	349,507
Air Arabia PJSC(1)	646,580	222,259
Aldar Properties PJSC	1,024,671	1,051,251
Dana Gas PJSC	1,556,182	337,158
Dubai Investments PJSC	1,379,272	609,531
Emaar Properties PJSC(1)	1,388,701	1,343,378
Emirates Telecommunications Group Co. PJSC	608,255	3,585,205
First Abu Dhabi Bank PJSC	527,894	2,100,901

		$10,747,182

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC	146,769	$604,486
Bank for Investment and Development of Vietnam JSC	40,630	75,916
Development Investment Construction Corp.(1)	10	12
FLC Faros Construction JSC(1)	6	1
HAGL JSC(1)	505,340	122,201
Hoa Phat Group JSC	1,362,179	2,767,307
KIDO Group Corp.	40,276	91,894
Kinh Bac City Development Share Holding Corp.(1)	245,370	407,930
Masan Group Corp.	181,260	728,359
PetroVietnam Drilling & Well Services JSC(1)	8	8
PetroVietnam Gas JSC	65,130	254,379
PetroVietnam Technical Services Corp.	297,972	297,909
SSI Securities Corp.	2	3
Vietjet Aviation JSC(1)	196,894	1,107,563
Vietnam Construction and Import-Export JSC	87,800	171,107
Vietnam Dairy Products JSC	250,848	1,072,080
Vietnam National Petroleum Group	71,730	171,842
Vincom Retail JSC(1)	170,213	242,149

Security	Shares	Value
Vingroup JSC(1)	560,804	$2,873,278
Vinh Son - Song Hinh Hydropower JSC(1)	88,600	72,777

		$11,061,201

Total Common Stocks (identified cost $469,463,108)		$836,210,341

Rights(1) — 0.0%(8)

Security	Shares	Value
Sociedad Quimica y Minera de Chile S.A., Exp. 4/19/21	6,972	$21,615

Total Rights (identified cost $0)		$21,615

Short-Term Investments — 0.9%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	7,326,475	$7,326,475

Total Short-Term Investments (identified cost $7,326,475)		$7,326,475

Total Investments — 100.3% (identified cost $476,789,583)		$843,558,431

Other Assets, Less Liabilities — (0.3)%		$(2,133,405)

Net Assets — 100.0%		$841,425,026

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $16,931,942 and the total market value of the collateral received by the Fund was $17,832,757, comprised of cash of $7,326,475 and U.S. government and/or agencies securities of $10,506,282.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $20,405,604 or 2.4% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of these securities is $13,584,697 or 1.6% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$101,603,152
Materials	11.9	100,150,459
Consumer Staples	10.3	86,617,045
Industrials	10.2	85,985,848
Consumer Discretionary	9.8	82,651,399
Communication Services	9.6	80,602,297
Information Technology	8.9	74,576,506
Energy	8.7	73,575,236
Health Care	8.2	69,087,387
Real Estate	5.2	43,975,998
Utilities	4.5	37,406,629
Short-Term Investments	0.9	7,326,475

Total Investments	100.3%	$843,558,431

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at March 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$19,590,571	$391,024,427		$0	$410,614,998
Emerging Europe	5,319,233	122,007,125		—	127,326,358
Latin America	111,887,298	16,082,993		—	127,970,291
Middle East/Africa	3,653,558	158,724,342		7,920,794	170,298,694
Total Common Stocks	$140,450,660	$687,838,887	**	$7,920,794	$836,210,341
Rights	$21,615	$—		$—	$21,615
Short-Term Investments	7,326,475	—		—	7,326,475
Total Investments	$147,798,750	$687,838,887		$7,920,794	$843,558,431

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.